PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.3%
Commercial Mortgage-Backed Securities 4.7%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$227,877
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	226,900
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	275,828
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	300	328,323
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	245	256,172
DBJPM Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	106,442
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	110,228
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	216,364
Series 2016-C31, Class A4	2.840	11/15/49	300	316,472

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	215,344

Total Commercial Mortgage-Backed Securities (cost $2,094,375)				2,279,950
Corporate Bonds 88.5%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	65	63,179
Sr. Unsec’d. Notes	3.200	03/01/29	30	29,266
Sr. Unsec’d. Notes	5.805	05/01/50	80	93,814
Sr. Unsec’d. Notes	5.930	05/01/60	100	119,776

Lockheed Martin Corp., Sr. Unsec’d. Notes	2.800	06/15/50	50	51,470
Raytheon Technologies Corp., Sr. Unsec’d. Notes	3.950	08/16/25	60	68,198
				425,703
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.800	02/14/24	100	108,892

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.250%	03/27/30	25	$28,623
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.390	08/15/37	50	53,399
BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	45	45,153
				236,067
Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	55,806
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	100	111,094
				166,900
Apparel 0.1%
Ralph Lauren Corp., Sr. Unsec’d. Notes	1.700	06/15/22	30	30,566
Auto Manufacturers 3.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.550	08/15/22	200	206,345
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979	08/03/22	200	198,220
Sr. Unsec’d. Notes	3.350	11/01/22	265	263,874
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	154,887
Sr. Unsec’d. Notes	6.125	10/01/25	200	234,122
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	76,001
Gtd. Notes	3.550	04/09/21	30	30,329
Gtd. Notes	4.000	01/15/25	150	160,831
Sr. Unsec’d. Notes	4.200	11/06/21	100	103,097
				1,427,706

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.2%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	100	$102,959
Banks 20.5%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800	02/23/28	200	220,539
Bank of America Corp.,
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	300	313,803
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	263	292,228
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	252,228
Sr. Unsec’d. Notes, MTN	2.831(ff)	10/24/51	40	39,745
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	195	207,682
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	440	497,178
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	55	69,267

Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	200	203,628
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610(ff)	02/15/23	320	335,090
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	211,625
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	261,144
Citibank NA, Sr. Unsec’d. Notes	3.650	01/23/24	280	306,763
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	25	24,472
Sr. Unsec’d. Notes	3.200	10/21/26	150	165,029
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	355,793
Sub. Notes	4.300	11/20/26	300	344,086
Sub. Notes	4.600	03/09/26	300	345,912

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	285,021
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	208,801
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	151,668
Sr. Unsec’d. Notes	3.150	01/22/21	150	150,663
Sr. Unsec’d. Notes	3.950	02/27/23	100	105,165
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	80,915

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500%	04/01/25	150	$165,386
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	100	116,562
Sub. Notes	5.150	05/22/45	150	198,953
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.684(c)	–(rr)	98	92,806
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	158,105
Sr. Unsec’d. Notes	3.125	01/23/25	520	567,415
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	100	113,476
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	111,280
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	145	173,425
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	418,495
Sub. Notes	2.956(ff)	05/13/31	10	10,696
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	285	340,999
Sr. Unsec’d. Notes, MTN	3.622(ff)	04/01/31	250	286,655
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	279,215

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373(ff)	01/05/24	200	209,531
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	207,942
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	227,323
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	340	353,327
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	426,834
				9,886,870
Beverages 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	140	171,511
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	147,230
Coca-Cola Co. (The), Sr. Unsec’d. Notes	2.500	03/15/51	75	73,684

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc., Gtd. Notes	5.250%	11/15/48	50	$66,722
Keurig Dr. Pepper, Inc., Gtd. Notes	4.417	05/25/25	150	172,163
				631,310
Biotechnology 0.1%
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	55	51,182
Building Materials 0.6%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	66,892
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	50	56,510
Masco Corp.,
Sr. Unsec’d. Notes	2.000	10/01/30	70	69,690
Sr. Unsec’d. Notes	4.500	05/15/47	35	41,266

Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	40	44,861
				279,219
Chemicals 2.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	53,903
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	20	24,609
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	130	131,955
Sr. Unsec’d. Notes	5.550	11/30/48	50	66,107

Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	51,276
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	45	44,451
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	67,208
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	300	313,345

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Nutrition & Biosciences, Inc., Gtd. Notes, 144A	1.230%	10/01/25	120	$119,977
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.950	08/15/29	90	98,355
				971,186
Commercial Services 3.0%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	64,796
Duke University, Unsec’d. Notes, Series 2020	2.832	10/01/55	90	91,813
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	10,092
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	185,105
Global Payments, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	101,061
IHS Markit Ltd., Gtd. Notes, 144A	4.750	02/15/25	300	338,327
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	115,699
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	320	333,004
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	125	137,925
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	85	83,670
				1,461,492
Computers 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	08/20/50	450	435,840
Sr. Unsec’d. Notes	4.650	02/23/46	100	135,782

Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	200	216,735

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes, 144A	2.300%	02/15/31	35	$34,632
Gtd. Notes, 144A	4.375	05/15/30	30	34,865
				857,854
Distribution/Wholesale 0.2%
W.W. Grainger, Inc., Sr. Unsec’d. Notes	1.850	02/15/25	100	104,360
Diversified Financial Services 0.7%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	43,619
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	80	86,413
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	1.851	07/16/25	200	203,487
				333,519
Electric 10.3%
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	75	82,741
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series AD	2.900	07/01/50	25	25,928
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	129,220
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	192,798
Dominion Energy, Inc., Jr. Sub. Notes	2.715	08/15/21	310	315,060
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	85,695
DTE Energy Co., Sr. Unsec’d. Notes, Series F	1.050	06/01/25	70	70,244
Duke Energy Corp., Sr. Unsec’d. Notes	2.450	06/01/30	500	522,312
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	110,440

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750%	03/15/22	95	$97,791
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	3.250	06/01/25	80	87,106
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	75	80,127
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	121,759
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	120,230
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	150	157,186
Liberty Utilities Finance GP 1 (Canada), Gtd. Notes, 144A	2.050	09/15/30	230	225,978
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	24,224
Mississippi Power Co., Sr. Unsec’d. Notes	4.250	03/15/42	140	162,454
Nevada Power Co., General Ref. Mortgage, Series CC	3.700	05/01/29	300	349,006
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	75	77,506
Gtd. Notes	2.403	09/01/21	150	152,608
Gtd. Notes	2.800	01/15/23	120	125,681

PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	119,968
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	150	194,857
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,837
Public Service Co. of New Hampshire, First Mortgage	3.600	07/01/49	45	51,899
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	86,458
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	444,034
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	36	35,951
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	147,910

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

San Diego Gas & Electric Co., First Mortgage	4.300%	04/01/42	75	$87,138
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	75,793
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	248,308
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	100	106,388
				4,975,635
Electronics 0.2%
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	95	95,075
Foods 2.2%
Conagra Brands, Inc., Sr. Unsec’d. Notes	1.375	11/01/27	250	247,820
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	45	45,923
Gtd. Notes	5.000	07/15/35	50	57,612
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	37,880
Sr. Unsec’d. Notes	5.150	08/01/43	60	78,016
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	25	29,615
Sr. Unsec’d. Notes, 144A	1.625	07/16/32	80	78,241
Sr. Unsec’d. Notes, 144A	2.375	07/16/40	40	39,313
Mondelez International, Inc.,
Sr. Unsec’d. Notes	1.875	10/15/32	30	29,578
Sr. Unsec’d. Notes	2.625	09/04/50	90	85,058
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	180	206,512
Sr. Unsec’d. Notes	5.100	09/28/48	100	134,494
				1,070,062
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	2.625	09/15/29	65	71,169

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Hand/Machine Tools 0.2%
Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750%	11/15/50	90	$89,092
Healthcare-Services 3.3%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	124,074
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	111,914
Sr. Sec’d. Notes	5.250	06/15/49	100	121,854
Sr. Sec’d. Notes	5.500	06/15/47	25	31,003

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	276,341
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	97,399
Unsec’d. Notes, Series 2013	4.000	11/15/47	80	95,254

OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	36,737
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	277,219
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	166,376
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.900	05/15/50	130	135,163
Sr. Unsec’d. Notes	3.700	08/15/49	80	95,203
				1,568,537
Housewares 0.2%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	104,159
Insurance 2.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	175,483
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	127,213
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	100	111,432
Sr. Unsec’d. Notes	3.900	05/01/29	40	45,714

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500%	10/15/50	110	$112,370
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	500	603,454
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	75	87,469
				1,263,135
Internet 0.3%
Alphabet, Inc., Sr. Unsec’d. Notes	2.050	08/15/50	130	117,536
Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	1.650	10/15/27	25	24,800
Sr. Unsec’d. Notes	2.800	12/15/24	20	21,194
				45,994
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	111,410
Media 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	170	164,727
Sr. Sec’d. Notes	6.384	10/23/35	180	243,478
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	345	384,667
Gtd. Notes	3.999	11/01/49	195	234,147
Gtd. Notes	4.150	10/15/28	15	17,835

Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	135	129,849
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	31,341
Gtd. Notes	4.650	05/15/50	75	84,221
Gtd. Notes, 144A	4.000	09/15/55	118	119,093

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	$175,650
				1,585,008
Mining 1.6%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	110,908
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	300	340,301
Newmont Corp., Gtd. Notes	2.800	10/01/29	200	214,933
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	103,046
				769,188
Miscellaneous Manufacturing 0.6%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	100	108,984
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	75,195
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	75	74,490
Sr. Unsec’d. Notes	4.000	03/15/26	45	49,886
				308,555
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	4.375	03/15/23	20	20,823
Oil & Gas 4.3%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	115,915
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	200	202,495
Sr. Unsec’d. Notes	5.250	06/15/37	75	73,431
Sr. Unsec’d. Notes	5.400	06/15/47	15	14,806

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes	2.400%	02/15/31	60	$60,600
Gtd. Notes	3.750	10/01/27	100	110,994
Gtd. Notes	4.875	10/01/47	50	61,253

Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	52,819
Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	150	151,819
Energen Corp., Sr. Unsec’d. Notes	4.625	09/01/21	170	171,523
EOG Resources, Inc., Sr. Unsec’d. Notes	4.950	04/15/50	120	148,698
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	80	83,132
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	91,804
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	130,189
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	08/15/22	60	55,423
Sr. Unsec’d. Notes	5.147(s)	10/10/36	200	90,872
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31	65	70,044
Gtd. Notes	5.999	01/27/28	65	72,824
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	100	83,587
Gtd. Notes	6.350	02/12/48	60	45,827
Gtd. Notes, MTN	6.750	09/21/47	80	62,227

Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	101,088
				2,051,370
Packaging & Containers 0.2%
Sonoco Products Co., Sr. Unsec’d. Notes	3.125	05/01/30	100	108,568
Pharmaceuticals 6.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	165	182,695

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.875%	11/14/48	110	$139,456
Sr. Unsec’d. Notes, 144A	4.050	11/21/39	95	108,623
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	150	174,570
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.250	10/26/49	30	38,210
Sr. Unsec’d. Notes	4.625	05/15/44	200	259,007
Cigna Corp.,
Gtd. Notes	3.050	11/30/22	300	314,553
Gtd. Notes	4.900	12/15/48	150	193,076
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	200	194,382
Sr. Unsec’d. Notes	2.700	08/21/40	55	52,396
Sr. Unsec’d. Notes	4.300	03/25/28	125	144,726
Sr. Unsec’d. Notes	4.780	03/25/38	100	120,487
Sr. Unsec’d. Notes	5.125	07/20/45	100	126,062
Johnson & Johnson,
Sr. Unsec’d. Notes	1.300	09/01/30	200	199,123
Sr. Unsec’d. Notes	2.450	09/01/60	145	140,222

McKesson Corp., Sr. Unsec’d. Notes	4.750	05/30/29	120	144,269
Mylan NV,
Gtd. Notes	3.950	06/15/26	140	157,765
Gtd. Notes	5.250	06/15/46	10	12,449

Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	49,650
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	100	111,246
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	26	25,686
Upjohn, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	25	26,813
Gtd. Notes, 144A	4.000	06/22/50	25	26,332
				2,941,798
Pipelines 5.6%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	96,058

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250%	05/15/30	90	$98,993
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	256,698
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50	45	41,882
Gtd. Notes	6.250	04/15/49	15	15,767
Gtd. Notes, Series 20Y	5.800	06/15/38	15	15,209
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	80,751
Gtd. Notes	4.850	03/15/44	100	113,448
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	64,362
Sr. Unsec’d. Notes	4.200	10/03/47	80	81,831
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	90,778
Gtd. Notes, 144A	3.900	04/01/24	75	75,771
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	91,591
Sr. Unsec’d. Notes	3.500	12/01/22	35	36,625
Sr. Unsec’d. Notes	4.000	03/15/28	45	48,812
Sr. Unsec’d. Notes	4.500	07/15/23	110	118,776
Sr. Unsec’d. Notes	5.200	12/01/47	75	78,710
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	45	43,233
Gtd. Notes	4.350	03/15/29	2	2,089
Gtd. Notes	4.500	03/15/50	30	26,451
Gtd. Notes	4.950	07/13/47	150	140,542

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	307,117
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	150	143,992
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	3.950	05/15/50	80	81,438
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	300	300,249
Sr. Unsec’d. Notes	6.250	02/01/50	10	8,956

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300%	03/04/24	200	$217,981
Sr. Unsec’d. Notes	5.100	09/15/45	30	33,462
				2,711,572
Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	224,642
Real Estate Investment Trusts (REITs) 3.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	79,310
Sr. Unsec’d. Notes	4.050	07/01/30	15	16,186
Sr. Unsec’d. Notes	4.125	06/15/26	200	219,266
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	102,213
Gtd. Notes	4.000	01/15/31	170	177,689

Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	145	155,332
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	78,859
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	30	31,672
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	313,744
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	319,949
Welltower, Inc., Sr. Unsec’d. Notes	2.750	01/15/31	50	51,119
				1,545,339
Retail 2.7%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800	01/25/50	100	108,150
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	165	193,384

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
AutoZone, Inc., Sr. Unsec’d. Notes	1.650%	01/15/31	220	$212,886
Best Buy Co., Inc., Sr. Unsec’d. Notes	1.950	10/01/30	200	196,050
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	225,466
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	50	48,738
Tractor Supply Co., Sr. Unsec’d. Notes	1.750	11/01/30	160	157,092
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50	150	150,890
				1,292,656
Semiconductors 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	44,164
Broadcom, Inc.,
Gtd. Notes	3.150	11/15/25	200	215,404
Gtd. Notes	4.700	04/15/25	150	170,425

NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), Gtd. Notes, 144A	3.150	05/01/27	75	81,156
				511,149
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	109,179
Software 0.9%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.675	06/01/60	137	138,794
Sr. Unsec’d. Notes	3.950	08/08/56	116	149,116
Oracle Corp.,
Sr. Unsec’d. Notes	3.900	05/15/35	45	53,801
Sr. Unsec’d. Notes	4.000	07/15/46	65	75,414
				417,125

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 2.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.100%	02/01/43	60	$56,934
Sr. Unsec’d. Notes	3.500	06/01/41	270	273,394
Sr. Unsec’d. Notes	4.500	03/09/48	125	139,341
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	139	130,801
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	22	20,890
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	3.000	02/15/41	90	87,264
Sr. Sec’d. Notes, 144A	3.300	02/15/51	65	62,381
Sr. Sec’d. Notes, 144A	4.500	04/15/50	15	17,502
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	5.012	04/15/49	19	26,103
Sr. Unsec’d. Notes, 144A	2.987	10/30/56	197	198,701
				1,013,311
Transportation 0.2%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	108,352
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	79,828
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	65	66,346
				146,174
Water 0.5%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	200	231,333

Total Corporate Bonds (cost $40,036,292)				42,574,839
Municipal Bonds 0.8%
Illinois 0.7%
State of Illinois, General Obligation Unlimited, Taxable(a)	5.100	06/01/33	340	341,037

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Taxable, Series B	3.922%	12/31/49	50	$52,837

Total Municipal Bonds (cost $411,299)				393,874
U.S. Treasury Obligation 0.3%
U.S. Treasury Notes (cost $149,350)	0.625	08/15/30	150	146,484

Total Long-Term Investments (cost $42,691,316)				45,395,147

	Shares
Short-Term Investments 5.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,257,661	2,257,661
PGIM Institutional Money Market Fund (cost $344,835; includes $344,762 of cash collateral for securities on loan)(b)(w)	345,031	344,928

Total Short-Term Investments (cost $2,602,496)		2,602,589

TOTAL INVESTMENTS 99.7% (cost $45,293,812)		47,997,736
Other assets in excess of liabilities(z) 0.3%		138,104

Net Assets 100.0%		$48,135,840

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2020
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $337,501; cash collateral of $344,762 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2020	$1,766,750	$(330)
13	5 Year U.S. Treasury Notes	Dec. 2020	1,632,820	(4,306)
14	20 Year U.S. Treasury Bonds	Dec. 2020	2,414,563	(54,409)
				(59,045)
Short Positions:
16	10 Year U.S. Treasury Notes	Dec. 2020	2,211,500	16,696
8	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	1,720,000	71,660
				88,356
				$29,311
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).